BMO Government Money Market Fund
BMO Government Money Market Fund
Investment Objective:
To provide current income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Government Money Market Fund	Class Y	Premier Class [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	none	none
Redemption Fee	none	none
[1]	Prior to the date hereof, the Premier Class shares of the Fund were referred to as "Institutional Class (Class I)" shares. Premier Class shares have the same preferences, limitations and relative rights as Institutional Class shares and differ in name only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Government Money Market Fund		Class Y	Premier Class
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.33%	0.08%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.54%	0.29%
Fee Waiver and Expense Reimbursement	[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.46%	0.21%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses(excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for the Premier Class through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Government Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Expense Example, No Redemption - BMO Government Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Principal Investment Strategies
The Fund invests its assets in high quality, short-term money market instruments and repurchase agreements. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities and in repurchase agreements secured by such obligations (collectively referred to as U.S. government securities). The Fund intends to operate as a “government money market fund” within the meaning of Rule 2a-7 under the Investment Company Act of 1940, as amended. As such, effective February 27, 2016, the Fund will invest at least 99.5% of its assets in U.S. government securities. The Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors.

Prior to October 14, 2016, the securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. government securities and shares of other registered money market funds are not subject to this requirement). Effective October 14, 2016, the Fund may invest only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund does not intend to impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, but reserves the right to change this policy, subject to providing advance notice of any such change. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, there is risk that these entities will default on a financial obligation.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Regulatory Changes Risk. In July 2014, the SEC adopted changes to the rules that govern the way in which money market funds are operated. These changes, which have phased in effective dates, with most significant changes taking effect in October 2016, will: (i) categorize all money market funds as either institutional, retail, or government money market funds; (ii) require funds operating as government money market funds to invest at least 99.5% of their assets in U.S. government securities; (iii) require institutional funds to operate with a floating net asset value; and (iv) require institutional and retail funds to adopt policies and procedures regarding “liquidity fees” and “redemption gates,” and permit (but not require) government money market funds to do the same. These changes, which also amend the diversification, stress testing, and disclosure requirements applicable to money market funds, may affect the Fund’s investment strategies, operations, and/or return potential.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofunds.com.
Class Y—Annual Total Returns (calendar years 2005-2014)

The return for the Class Y shares of the Fund from January 1, 2015 through September 30, 2015 was 0.01%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/2006	1.24%
Worst quarter	3/31/2010	0.00%

7-Day Net Yield as of December 31, 2014 was 0.01%.
Average Annual Total Returns through 12/31/14
Average Annual Total Returns - BMO Government Money Market Fund	1 Year	5 Year	10 Year	Inception Date
Class Y	0.01%	0.01%	1.44%	May 17, 2004
Premier Class	0.01%	0.02%	1.57%	May 28, 2004
INGMMI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.01%	1.24%
LUSGMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.01%	1.33%

The iMoneyNet, Inc. Government Money Market Index (INGMMI) is an average of money funds with investment objectives similar to that of the Fund.

The Lipper U.S. Government Money Market Funds Index (LUSGMMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.